Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

19    Subsequent events

The Group evaluated subsequent events from December 31, 2019 through the date when the consolidated financial statements were issued, and concluded that no subsequent events have occurred that would require recognition or disclose in the consolidated financial statements other than discussed below.

In December 2019, a novel strain of coronavirus was reported. This outbreak has led to temporary closure of the Group’s offices in many locations in February 2020 with a significant portion of the Group’s employees working from home, which might have resulted in lower work efficiency and productivity. For offices that have been re-opened, the Group has adopted and implemented health protocols allowing half of the employees to work onsite. During such outbreak period, incoming calls and trial lesson requests have increased, which the Group believes was a result of temporary closure of schools in China. However, due to inadequate course consultants, which was a result of implementation of the Group’s health protocols during such outbreak period, to help answering inquiries from potential customers, the Group may experience a lower-than-usual conversion rate. In addition, the Group also experienced difficulties in recruiting and hiring in China during such outbreak period. Although the Group has taken precautions to adopt employee health protocols, step up recruiting efforts, and optimize the Group’s technology system to support the increasing volume of trial lessons, the Group cannot ensure that our service quality will not be adversely affected by such outbreak. The Group’s operations in the Philippines have also been affected by the outbreak and precautions taken in response there. The Group engages independently contracted teachers and operate offices in the Philippines. Both the Group’s employees and independently contracted teachers who work from home as a result of the outbreak may suffer from declining efficiency or effectiveness as well as network quality issues. As a result, the Group experienced a declining trend in trial lessons delivered by independently contracted teachers in the Philippines, which might further adversely impact the Group’s conversion rate.

While the disruption is currently expected to be temporary, there is uncertainty around the duration of these disruptions or the possibility of other effects on the Group’s business. In the event that this epidemic cannot be effectively and timely contained, the Group’s ability to consistently offer online lessons and related services in the future may be significantly disrupted, which in turn may harm the growth rate and retention of the Group’s students, as well as the Group’s financial performance generally. Further, the COVID-19 outbreak may adversely affect the Group’s financial condition and results of operations in the second and third quarter of 2020 due to potential decreasing trend of number of the Group’s lessons delivered in those two quarters when schools in China may re-open and make up for delayed courses.